UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		October 11, 2005
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		117,939 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	   VALUE	  SHARES	INV.  OTHER		VOTING AUTH
					CLASS			   X1000			DISC  MGR			NONE

ABM Industries, Inc.            cs  00163T109         541       26000   sole    n/a            26000
Abbott Labs                     cs  002824100         399       9,400   sole    n/a            9,400
Automatic Data Proc             cs  053015103       3,127      72,663   sole    n/a           72,663
Ameren Corp.                    cs  023608102       1,615      30,200   sole    n/a           30,200
American Intl Group.            cs  026874107       5,759      92,955   sole    n/a           92,955
Allied Cap Corp                 cs  01903Q108       3,650     127,475   sole    n/a          127,475
Amerigas Partners               oa  030975106         241       7,475   sole    n/a            7,475
American Express                cs  025816109       1,634      28,450   sole    n/a           28,450
Bank America                    cs  060505104       3,229      76,694   sole    n/a           76,694
Bristol Myers                   cs  110122108       2,173      90,316   sole    n/a           90,316
BP PLC ADR                      cs  055622104         309       4,362   sole    n/a            4,362
Citigroup                       cs  172967101       3,978      87,397   sole    n/a           87,397
Conagra Corp                    cs  205887102       1,414      57,150   sole    n/a           57,150
Crescent Real Est Eq            oa  225756105       1,139      55,525   sole    n/a           55,525
Calpine Corp                    cs  131347106         802     309,800   sole    n/a          309,800
Cisco Systems                   cs  17275R102       2,478     138,303   sole    n/a          138,303
D R Horton Co                   cs  23331A109       2,159      59,618   sole    n/a           59,618
Disney                          cs  254687106       2,202      91,250   sole    n/a           91,250
DQE Corp                        cs  23329J104         641      37,250   sole    n/a           37,250
Consolidated Edison             cs  209115104       1,738      35,800   sole    n/a           35,800
Electronic Data Sys             cs  285661104       2,680     119,425   sole    n/a          119,425
Equity Office Pptys             oa  294741103       3,000      91,700   sole    n/a           91,700
Felcor Lodging Trust            oa  31430F101       2,230     147,200   sole    n/a          147,200
First Data Corp                 cs  319963104       3,100      77,500   sole    n/a           77,500
Fannie Mae                      cs  313586109       1,528      34,100   sole    n/a           34,100
Nicor Inc                       cs  654086107       2,982      70,950   sole    n/a           70,950
Great Bay Bancorp               cs  391648102       2,420      98,232   sole    n/a           98,232
General Electric                cs  369604103       3,563     105,809   sole    n/a          105,809
Great Plains Energy             cs  391164100       2,435      81,400   sole    n/a           81,400
Healthcare Prop Inv             oa  421915109         657      24,349   sole    n/a           24,349
Hawaiian Elec                   cs  419870100       1,046      37,512   sole    n/a           37,512
Hewlett-Packard Co              cs  428236103       3,863     132,308   sole    n/a          132,308
Harsco Corp                     cs  415864107         371       5,658   sole    n/a            5,658
IBM                             cs  459200101       2,163      26,960   sole    n/a           26,960
Intel                           cs  458140100       3,946     160,092   sole    n/a          160,092
Johnson and Johnson             cs  478160104         950      15,018   sole    n/a           15,018
Kinder Morgan Energy            oa  494550106       3,464      65,535   sole    n/a           65,535
Kinder Morgan Mgmt              cs  49455U100         550      11,091   sole    n/a           11,091
Coca-Cola Co.                   cs  191216100       2,745      63,559   sole    n/a           63,559
MBNA                            cs  55262L100       2,401      97,450   sole    n/a           97,450
Keyspan                         cs  49337W100       1,431      38,900   sole    n/a           38,900
Liberty Property Tr             oa  531172104         876      20,600   sole    n/a           20,600
Herman Miller Inc               cs  600544100         324      10,683   sole    n/a           10,683
Altria Group Inc                cs  718154107       1,995      27,070   sole    n/a           27,070
New Century Finl Cp             oa  6435EV108       1,215      33,500   sole    n/a           33,500
New Plan Realty                 oa  648053106         621      27,050   sole    n/a           27,050
O G E Energy Cp Hldg            cs  670837103       1,290      45,900   sole    n/a           45,900
Paccar                          cs  693718108         409       6,031   sole    n/a            6,031
Precision Castparts             cs  740189105       1,731      32,600   sole    n/a           32,600
Pfizer                          cs  717081103         672      26,903   sole    n/a           26,903
Peoples Energy Corp.            cs  711030106         846      21,495   sole    n/a           21,495
Petrofund Energy Tr             cs  71648W108       3,299     167,950   sole    n/a          167,950
Quaker Fabric                   cs  747399103         121      43,700   sole    n/a           43,700
Sara Lee                        cs  803111103       1,111      58,618   sole    n/a           58,618
Solectron Corp.                 cs  834182107         428     109,420   sole    n/a          109,420
Southern Co.                    cs  842587107         637      17,800   sole    n/a           17,800
Smurfit Stone Cont.             cs  832727101       1,366     131,868   sole    n/a          131,868
Tyco                            cs  902124106       3,116     111,875   sole    n/a          111,875
US Bancorp                      cs  902973304         566      20,150   sole    n/a           20,150
Walgreen                        cs  931422109         673      15,488   sole    n/a           15,488
Wells Fargo                     cs  949746101         783      13,377   sole    n/a           13,377
Washington Mutual               cs  939322103       3,671      93,600   sole    n/a           93,600
Williams Companies              cs  969457100       1,310      52,315   sole    n/a           52,315
Wal-Mart                        cs  931142103       3,181      72,600   sole    n/a           72,600
Wyeth                           cs  983024100         244       5,265   sole    n/a            5,265
Exxon Mobil Corp.               cs  30231G102         701      11,026   sole    n/a           11,026


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